Significant Risks and Uncertainties Including Business and Credit Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 279,456	$ 219,203	$ 173,671
Customer Concentration Risk | Revenues | Eni Trading and Shipping S.p.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 43,955	$ 46,441	$ 47,001
Percentage of combined revenues for customers	16.00%	22.00%	27.00%
Customer Concentration Risk | Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 45,115	$ 45,115	$ 45,236
Percentage of combined revenues for customers	17.00%	21.00%	26.00%
Customer Concentration Risk | Revenues | Equinor ASA
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 23,426	$ 23,189	$ 21,760
Percentage of combined revenues for customers	8.00%	11.00%	13.00%
Customer Concentration Risk | Revenues | Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 36,978	$ 28,129	$ 20,904
Percentage of combined revenues for customers	13.00%	13.00%	12.00%
Customer Concentration Risk | Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 81,816	$ 51,259	$ 20,496
Percentage of combined revenues for customers	29.00%	24.00%	12.00%
Customer Concentration Risk | Revenues | Standard Marine Tonsberg AS, a Norwegian subsidiary of ExxonMobil
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 16,872	$ 17,634	$ 17,482
Percentage of combined revenues for customers	6.00%	8.00%	10.00%
Customer Concentration Risk | Revenues | Galp Sinopec Brasil Services BV
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 30,029	$ 734
Percentage of combined revenues for customers	11.00%	1.00%